Restructuring and Impairments - Schedule of Restructuring and Impairment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 679	$ 45,781	$ 11,798	$ 212,490	$ 247,693	$ 17,048
Employee one-time termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs	765	5,277	2,320	99,291	102,261	17,048
Impairment of loan commitment asset
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	38,330	0	105,604	105,604	0
Impairment Of Right Of Use Asset
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	1,897	413	4,391
Real estate restructuring loss
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	5,284	0
Gain on Lease Settlement
Restructuring Cost and Reserve [Line Items]
Restructuring costs	(86)	0	(1,063)	0
Impairment of property and equipment
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 0	197	$ 4,844	3,124	4,042	0
Other impairments
Restructuring Cost and Reserve [Line Items]
Restructuring costs		$ 80		$ 80	$ 333	$ 0